Additional Balance Sheet Information - Schedule of Property Plant and Equipment Net (Detail) - USD ($) $ in Thousands	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 38,134	$ 27,282	$ 17,088
Accumulated depreciation	(12,023)	(9,388)	(5,228)
Total	26,111	17,894	11,860
Tooling
Property, Plant and Equipment [Line Items]
Property, plant and equipment	9,827	10,155	8,824
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,635	1,266	1,224
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,844	3,317	2,098
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,798	2,798	307
Accumulated depreciation	(1,542)	(2,242)	(229)
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 21,030	$ 9,746	$ 4,635